The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 54.2%
	AGGREGATE BOND — 4.6%
146,657	Fidelity Total Bond ETF	$6,661,161
6,420	First Trust Enhanced Short Maturity ETF	381,412
		7,042,573
	BROAD BASED — 0.5%
30,079	Invesco DB Commodity Index Tracking Fund	682,793
	BROAD MARKET — 1.7%
21,640	Vanguard U.S. Momentum Factor ETF	2,623,735
	CONSUMER STAPLES — 1.0%
16,818	Fidelity MSCI Consumer Staples Index ETF	763,874
3,814	iShares U.S. Consumer Staples ETF	763,906
		1,527,780
	CONVERTIBLE — 0.9%
17,043	iShares Convertible Bond ETF	1,301,404
	CORPORATE — 10.3%
75,649	Franklin Senior Loan ETF	1,822,384
44,850	iShares 0-5 Year High Yield Corporate Bond ETF	1,859,033
50,098	iShares Inflation Hedged Corporate Bond ETF	1,292,027
40,070	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,286,648
17,819	SPDR Portfolio Short Term Corporate Bond ETF	524,591
86,656	Vanguard Long-Term Corporate Bond ETF	6,801,630
46,673	Xtrackers Short Duration High Yield Bond ETF	2,028,259
		15,614,572
	EMERGING MARKETS — 1.6%
30,459	Columbia EM Core ex-China ETF	871,128
31,627	Invesco S&P Emerging Markets Low Volatility ETF	743,867
21,171	Vanguard FTSE Emerging Markets ETF	861,236
		2,476,231
	FIXED INCOME EMERGING MARKET — 3.5%
63,374	iShares JP Morgan EM Corporate Bond ETF	2,748,530
138,216	VanEck Emerging Markets High Yield Bond ETF	2,529,353
		5,277,883
	GLOBAL — 1.6%
21,067	SPDR Global Dow ETF	2,377,200
	GOVERNMENT LONG — 1.4%
116,069	Principal Active High Yield ETF	2,130,470

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 3.7%
34,757	Cambria Foreign Shareholder Yield ETF	$834,516
17,394	iShares International Small-Cap Equity Factor ETF	536,605
23,628	Schwab Fundamental International Large Co. Index ETF	762,948
30,914	SPDR Portfolio Developed World ex-US ETF	1,005,941
21,995	Vanguard FTSE Developed Markets ETF	1,015,729
42,761	WisdomTree Global ex-US Quality Dividend Growth Fund	1,531,699
		5,687,438
	LARGE-CAP — 12.9%
7,234	Invesco QQQ Trust Series 1	2,672,384
31,617	Invesco S&P 500 GARP ETF	2,870,191
30,194	Schwab Fundamental U.S. Large Co. Index ETF	1,738,269
26,029	Schwab U.S. Dividend Equity ETF	1,890,226
38,999	Schwab U.S. Large-Cap Growth ETF	2,922,975
53,703	SPDR Russell 1000 Yield Focus ETF	5,117,359
16,632	Vanguard Value ETF - Class A	2,363,407
		19,574,811
	MID-CAP — 4.8%
15,466	Invesco S&P MidCap 400 Pure Value ETF	1,599,339
30,231	Invesco S&P MidCap Momentum ETF	2,403,969
12,252	iShares Core S&P Mid-Cap ETF	3,203,653
		7,206,961
	PRECIOUS METALS — 1.3%
53,781	abrdn Physical Silver Shares ETF*	1,175,115
23,936	iShares Gold Trust*	871,031
		2,046,146
	SMALL-CAP — 4.0%
39,065	Dimensional U.S. Small Cap ETF	2,140,762
33,034	Invesco S&P SmallCap Momentum ETF	1,601,631
56,742	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,324,152
		6,066,545
	THEMATIC — 0.4%
21,183	Global X U.S. Infrastructure Development ETF	665,782
	Total Exchange-Traded Funds
	(Cost $79,989,537)	82,302,324
	MUTUAL FUNDS — 44.9%
	AGGREGATE BOND — 7.6%
160,372	Allspring Core Plus Bond Fund - Class R6	1,797,769
395,460	Bond Fund of America - Class F-3	4,484,515
77,815	Federated Hermes Total Return Bond Fund - Class R6	735,347

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
250,846	Vanguard Core Bond Fund - Admiral Shares	$4,497,675
		11,515,306
	BANK LOANS — 1.2%
203,388	Fidelity Advisor Floating Rate High Income Fund	1,865,065
	BLEND BROAD MARKET — 0.9%
42,302	DFA U.S. Core Equity 1 Portfolio - Class Institutional	1,418,390
	BLEND LARGE CAP — 3.4%
68,223	DFA U.S. Large Co. Portfolio - Class Institutional	2,069,214
20,412	Fidelity 500 Index Fund - Class Institutional Premium	3,164,041
		5,233,255
	BLEND MID CAP — 2.3%
104,497	Vanguard Strategic Equity Fund - Class Investor	3,502,746
	EMERGING MARKET STOCK — 0.6%
11,830	New World Fund, Inc. - Class F-3	879,807
	EMERGING MARKETS BOND — 1.6%
110,378	Vanguard Emerging Markets Bond Fund - Class Admiral	2,462,541
	FOREIGN AGGREGATE BOND — 4.5%
37,203	DFA Short Duration Real Return Portfolio - Class Institutional	383,188
611,329	Dodge & Cox Global Bond Fund - Class I	6,425,066
		6,808,254
	FOREIGN BLEND — 4.9%
29,445	DFA International Small Co. Portfolio - Class Institutional	541,196
208,015	Dimensional Global Equity Portfolio - Class Institutional	6,051,156
37,384	Rainier International Discovery Series - Class Z	847,127
		7,439,479
	FOREIGN VALUE — 2.1%
40,348	DFA International Value Portfolio - Class Institutional	774,279
169,938	Dodge & Cox Global Stock Fund - Class I	2,377,433
		3,151,712
	GENERAL CORPORATE BOND — 1.2%
194,958	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,817,011
	GOVERNMENT LONG — 4.5%
750,908	Vanguard Long-Term Treasury Fund - Class Admiral	6,750,659

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 2.9%
79,383	New Perspective Fund - Class R-6	$4,405,760
	GROWTH LARGE CAP — 1.8%
57,973	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	2,770,542
	GROWTH SMALL CAP — 1.2%
18,031	Vanguard Explorer Fund - Class Admiral	1,756,964
	HIGH YIELD BOND — 1.4%
231,837	American High-Income Trust - Class F-3	2,121,307
	VALUE LARGE CAP — 1.6%
34,501	Vanguard Windsor Fund - Class Admiral	2,485,789
	VALUE MID CAP — 1.2%
60,949	DFA U.S. Targeted Value Portfolio - Class Institutional	1,748,639
	Total Mutual Funds
	(Cost $68,122,309)	68,133,226
	MONEY MARKET FUNDS — 0.3%
397,416	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	397,416
	Money Market Funds
	(Cost $397,416)	397,416
	TOTAL INVESTMENTS — 99.4%
	(Cost $148,509,262)	150,832,966
	Other Assets in Excess of Liabilities — 0.6%	879,883
	TOTAL NET ASSETS — 100.0%	$151,712,849

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2023.